Explanation of transition to IFRS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net income	$ 6,026	$ 25,538
Other comprehensive income (loss):
Items that may be reclassified subsequently to profit or loss:	(336)	1,184
Unrealized gains (losses) on securities, not subject to income tax:	0	322
Reclassification adjustment for realized gains included in net income	(702)	0
Foreign currency translation adjustments, net of income tax of nil	(336)	862
Net unrecognized actuarial gain (loss), net of income tax	431	(81)
Remeasurements of defined benefit pension plans	1,302	(96)
Income tax related to items that will not be reclassified subsequently	169	(15)
Comprehensive income	6,121	26,641
Comprehensive loss attributable to noncontrolling interests	2,538	2,147
Comprehensive income attributable to Himax Technologies, Inc. stockholders	$ 8,659	28,788
Previous GAAP [member]
Net income		25,818
Other comprehensive income (loss):
Unrealized gains (losses) on securities, not subject to income tax:		322
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period		510
Reclassification adjustment for realized gains included in net income		(188)
Foreign currency translation adjustments, net of income tax of nil		862
Net unrecognized actuarial gain (loss), net of income tax		(150)
Comprehensive income		26,852
Comprehensive loss attributable to noncontrolling interests		2,152
Comprehensive income attributable to Himax Technologies, Inc. stockholders		29,004
Effect of transition to IFRSs [member] | Recognition Difference [Member]
Net income		(280)
Other comprehensive income (loss):
Unrealized gains (losses) on securities, not subject to income tax:		0
Foreign currency translation adjustments, net of income tax of nil		0
Net unrecognized actuarial gain (loss), net of income tax		69
Comprehensive income		(211)
Comprehensive loss attributable to noncontrolling interests		(5)
Comprehensive income attributable to Himax Technologies, Inc. stockholders		(216)
Effect of transition to IFRSs [member] | Presentation Difference [Member]
Net income		0
Other comprehensive income (loss):
Unrealized gains (losses) on securities, not subject to income tax:		0
Foreign currency translation adjustments, net of income tax of nil		0
Net unrecognized actuarial gain (loss), net of income tax		0
Comprehensive income		0
Comprehensive loss attributable to noncontrolling interests		0
Comprehensive income attributable to Himax Technologies, Inc. stockholders		$ 0